Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of maturities of lease payments

Year ending December 31	Operating Leases
2026	$134,600
2027	290,400
2028	198,600
Total lease payments	623,600
Less imputed interest	(45,900)
Total	$577,700

Operating Leases
Year ending December 31
2026	$88,700
2027	91,900
Total lease payments	180,600
Less imputed interest	(11,700)
Total	$168,900